Recurring Fair Value Measurements - changes in the fair value (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Warrant liabilities - initial measurement	$ 24,920,400	$ 7,076,160
Change in fair value of warrant liabilities	(10,944,240)	(5,812,560)
Transfer to Level 1	(6,900,000)
Transfer to Level 2		(1,263,600)
Warrant liabilities at end of the period	$ 7,076,160	0
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Warrant liabilities - initial measurement	$ 12,144,000
Change in fair value of warrant liabilities	(5,244,000)
Transfer to Level 1	(6,900,000)
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Warrant liabilities - initial measurement	12,776,400	7,076,160
Change in fair value of warrant liabilities	(5,700,240)	(5,812,560)
Transfer to Level 2		(1,263,600)
Warrant liabilities at end of the period	$ 7,076,160	$ 0